Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2025
Financial Risk Management [Abstract]
Schedule of Effective Interest Rates as at the Reporting Date

The following table summarizes interest rate risk for the Group, together with effective interest rates as at the reporting date.

	Consolidated
	Weighted average effective interest rate	Floating interest rate US$	Fixed interest rate	Non-interest bearing US$	Total US$
2025
Financial Assets
Cash and bank balances		160	-	-	160
Trade receivables		-	-	71,580	71,580
Other receivables		-	-	1,353,992	1,353,992
Total Financial Assets		160	-	1,425,572	1,425,732

Financial Liabilities
Trade and other liabilities		-	-	1,693,225	1,693,225
Convertible promissory notes	6%	-	255,840	-	255,840
Derivative financial instruments		-	-	16,352	16,352
Warrant liabilities		-	-	21,808	21,808
Total Financial Liabilities		-	255,840	1,731,385	1,987,225

	Consolidated
	Weighted average effective interest rate	Floating interest rate US$	Fixed interest rate	Non-interest bearing US$	Total US$
2024
Financial Assets
Cash and bank balances		-	-	10,154	10,154
Other receivables		-	-	1,341,605	1,341,605
Total Financial Assets		-	-	1,351,759	1,351,759

Financial Liabilities
Trade and other liabilities		-	-	838,111	838,111
Convertible promissory notes	6.00%	-	86,538	14,314,083	14,400,521
Derivative financial instruments		-	-	1,171,172	1,171,172
Warrant liabilities		-	-	252,969	252,969
Total Financial Liabilities		-	86,538	16,576,335	16,662,873

Schedule of the Opening and Closing Fair Value Balance of Level 2 Financial Instruments

The Group has net assets denominated in certain foreign currencies as of December 31,2025 and 2024. Foreign currency denominated financial assets and liabilities which expose the Group to currency risk are disclosed below. The amounts are those reported to key management translated into USD at the following closing rates AUD 0.6681 and KRW 0.0007:

	Consolidated
	Short term exposure			Long term exposure
	USD	AUD	KRW	USD	AUD	KRW
December 31, 2025
Financial assets
- Cash and cash equivalents	10	150	-	-	-	-
- Other receivables	1,423,523	2,049	-	-	-	-
Financial liabilities
- Trade and other liabilities	(1,277,647)	(318,355)	(97,221)	-	-	-
- Convertible promissory notes	(255,840)	-	-	-	-	-
- Derivative financial instruments	(16,352)	-	-	-	-	-
- Warrant liabilities	(21,808)	-	-	-	-	-
Total exposure	(148,114)	(316,516)	(97,221)	-	-	-

	Consolidated
	Short term exposure				Long term exposure
	USD	AUD	KRW	HKD	USD	AUD	KRW	HKD
December 31, 2024
Financial assets
- Cash and cash equivalents	3,802	-	-	6,352	-	-	-	-
- Trade and other receivables	1,339,777	1,828	-	-	-	-	-	-
Financial liabilities
- Trade and other liabilities	(237,142)	(503,748)	(97,221)	-	-	-	-	-
- Convertible promissory notes	-	-	-	-	(14,400,621)	-	-	-
- Derivative financial instruments	-	-	-	-	(1,171,172)	-	-	-
- Warrant liabilities	-	-	-	-	(252,969)	-	-	-
Total exposure	1,106,437	(501,920)	(97,221)	6,352	(15,824,762)	-	-	-

Schedule of Account Forward Exchange Contracts that Offset Effects from Changes in Currency Exchange Rates

If the USD had strengthened against the HKD by 5% (2024: 5%), the AUD by 5% (2024: 5%) and the KRW by 5% (2024: 5%) respectively then this would have had the following impact:

	Consolidated
	Loss for the year
	HKD	AUD	KRW	Total
December 31, 2025	-	15,808	4,861	20,669
December 31, 2024	318	25,096	4,861	30,275

	Consolidated
	Equity
	HKD	AUD	KRW	Total
December 31, 2025	-	15,808	4,861	20,669
December 31, 2024	318	25,096	4,861	28,862
	Consolidated
	Loss for the year
	HKD	AUD	KRW	Total
December 31, 2025	-	(15,808)	(4,861)	(20,669)
December 31, 2024	(318)	(25,096)	(4,861)	28,862

	Consolidated
	Equity
	HKD	AUD	KRW	Total
December 31, 2025	-	(15,808)	(4,861)	(20,669)
December 31, 2024	(318)	(25,096)	(4,861)	(28,862)

Schedule of Remaining Contractual Maturity for its Non-Derivative Financial Liabilities

The following tables detail the Group’s remaining contractual maturity for its non-derivative financial liabilities based on the agreed repayment terms or the earliest date on which the Group can be required to pay. The table has been drawn up based on the undiscounted cash flows of financial liabilities and include both interest and principal cash flows.

	Consolidated
2025		Total contractual	0 - 30 days
	Carrying	undiscounted	or on	31 - 90	91 - 365	Over
	amount	cash flow	demand	days	Days	1 year
	US$	US$	US$	US$	US$	US$

Trade and other liabilities	1,693,225	1,693,225	1,693,225	-	-	-
Convertible promissory note	255,840	350,000	-	-	350,000	-
	1,949,065	2,043,225	1,693,225	-	350,000	-

	Consolidated
2024		Total contractual	0 - 30 days
	Carrying	undiscounted	or on	31 - 90	91 - 365	Over
	amount	cash flow	demand	days	Days	1 year
	US$	US$	US$	US$	US$	US$

Trade and other liabilities	838,113	838,113	838,113	-	-	-
Convertible promissory note	14,400,621	15,350,000	-	-	15,000,000	350,000
	15,238,734	16,188,113	838,113	-	15,000,000	350,000

Schedule of Assets and Liabilities that are Measured at Fair Value in the Consolidated Financial Statements

The following table sets out the Group’s assets and liabilities that are measured at fair value in the consolidated financial statements.

Level 2
US$
Derivative financial instruments
December 31, 2025	16,352
December 31, 2024	1,171,172

Schedule of Assets and Liabilities that are Measured at Fair Value in the Consolidated Financial Statements

The reconciliation of the opening and closing fair value balance of level 2 financial instruments is provided below:

Consolidated
Put Option US$
At January 1, 2025	1,171,172
Fair value change of convertible note on exchange of the convertible note for return of equipment deposit (Note 13 and 15)	(706,666)
Fair value change in derivative financial instruments during the year	(484,154)
At December 31, 2025	16,352